Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Cash and Cash Equivalents and Other Current Financial Assets
The Group’s cash, cash equivalents and other financial assets are denominated in the following currencies:

	2024	2024	2023	2023
	Local Currency ‘000	$’000	Local Currency ‘000	$’000
In USD	119,363	119,363	133,816	133,816
In Euro	723	752	187	207
In GBP	50	63	10	12
		120,178		134,035

Impairment Allowance	The impairment allowance recognized during the period was calculated based on 12 month expected credit losses and reconciles to the opening impairment allowance as follows:

	Year ended December 31,
	2024	2023
	$’000	$’000
Opening impairment allowance	120	121
Movement in impairment allowance during the year	(66)	(1)
Closing impairment allowance	54	120

Financial Assets Measured at Fair Value
The following table shows the carrying amounts and fair values of financial assets. The table does not include fair value information for financial assets or financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount
	2024	2024	2023	2023
	FVOCI $’000	FVTPL $’000	FVOCI $’000	FVTPL $’000
Financial assets measured at fair value
Marketable securities	62,446	—	88,667	—
Cash equivalents	—	72,214	—	37,030
Other financial assets	—	19,387	—	55,615
	62,446	91,601	88,667	92,645